INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 459,533	$ 419,111
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	176,764	145,816
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	90,748	66,953
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 192,021	$ 206,342